Sales and other operating revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Summary of revenue from contracts with customers, by product

			$ million
	2020	2019	2018
Crude oil	5,048	9,141	10,331
Oil products	63,564	102,408	108,515
Natural gas, LNG and NGLs	12,726	18,909	20,494
Non-oil products and other revenues from contracts with customers	9,840	12,169	12,489
Revenue from contracts with customers	91,178	142,627	151,829
Other operating revenues[a]	89,188	135,770	146,927
Total sales and other operating revenues	180,366	278,397	298,756